SHARE-BASED PAYMENTS (Details Narrative) - 6 months ended Jun. 30, 2024 - Registered Offering [Member] ¥ / shares in Units, ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)	CNY (¥) ¥ / shares
IfrsStatementLineItems [Line Items]
Exercisable At Price			¥ 2.20
Capital reserves	$ 82		¥ 588
Fair values at the date of issuance	53	¥ 383
Share capital and administrative expenses	$ 29	¥ 205